Summarized financial position and profit or loss of ANN (Details) (Parenthetical) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2019 INR (₨)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			₨ 646,229	$ 10,548	₨ 800,282	$ 22,559	₨ 1,711,589	₨ 1,363,671
Depreciation expense	₨ 14,752	₨ 33,893	85,509
Adventure and Nature Network Private Limited [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents					664		₨ 1,624
Depreciation expense	86	₨ 1,663	₨ 96
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Advanced loan amount	₨ 56,200
Loan outstanding on interest amount					₨ 72,719